CTIVP® – MFS® Value Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – MFS® Value Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 0.7%
Media 0.7%
Comcast Corp., Class A	241,418	10,084,030
Total Communication Services		10,084,030
Consumer Discretionary 3.5%
Hotels, Restaurants & Leisure 1.3%
Marriott International, Inc., Class A	75,672	18,812,059
Specialty Retail 2.2%
Lowe’s Companies, Inc.	123,860	33,547,481
Total Consumer Discretionary		52,359,540
Consumer Staples 8.5%
Beverages 2.3%
Diageo PLC	471,841	16,481,362
PepsiCo, Inc.	108,867	18,512,833
Total		34,994,195
Consumer Staples Distribution & Retail 1.4%
Target Corp.	137,145	21,375,420
Food Products 2.4%
Mondelez International, Inc., Class A	251,874	18,555,558
Nestlé SA, Registered Shares	175,451	17,631,498
Total		36,187,056
Household Products 1.3%
Kimberly-Clark Corp.	76,105	10,828,219
Reckitt Benckiser Group PLC	139,754	8,550,735
Total		19,378,954
Personal Care Products 1.1%
Kenvue, Inc.	697,184	16,125,866
Total Consumer Staples		128,061,491
Energy 6.0%
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp.	137,903	20,308,975
ConocoPhillips Co.	307,906	32,416,344
EOG Resources, Inc.	97,776	12,019,604
Exxon Mobil Corp.	217,630	25,510,588
Total		90,255,511
Total Energy		90,255,511
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 27.7%
Banks 7.1%
Citigroup, Inc.	333,834	20,898,008
JPMorgan Chase & Co.	320,038	67,483,213
PNC Financial Services Group, Inc. (The)	95,828	17,713,806
Total		106,095,027
Capital Markets 6.0%
BlackRock, Inc.	18,827	17,876,425
KKR & Co., Inc., Class A	141,793	18,515,330
Morgan Stanley	278,780	29,060,027
Nasdaq, Inc.	337,919	24,671,466
Total		90,123,248
Consumer Finance 2.2%
American Express Co.	123,976	33,622,291
Insurance 12.4%
Aon PLC, Class A	103,362	35,762,219
Chubb Ltd.	100,451	28,969,064
Marsh & McLennan Companies, Inc.	161,013	35,920,390
Progressive Corp. (The)	232,191	58,920,788
Travelers Companies, Inc. (The)	112,705	26,386,495
Total		185,958,956
Total Financials		415,799,522
Health Care 14.8%
Biotechnology 1.5%
AbbVie, Inc.	115,491	22,807,163
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	171,395	19,540,744
Medtronic PLC	49,545	4,460,536
Total		24,001,280
Health Care Providers & Services 6.8%
Cigna Group (The)	130,990	45,380,175
Elevance Health, Inc.	42,914	22,315,280
McKesson Corp.	68,573	33,903,863
Total		101,599,318

CTIVP® – MFS® Value Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – MFS® Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.9%
Johnson & Johnson	205,654	33,328,287
Merck & Co., Inc.	142,956	16,234,084
Pfizer, Inc.	743,646	21,521,115
Roche Holding AG, Genusschein Shares	6,680	2,137,715
Total		73,221,201
Total Health Care		221,628,962
Industrials 16.7%
Aerospace & Defense 6.9%
Boeing Co. (The)(a)	121,121	18,415,237
General Dynamics Corp.	109,181	32,994,498
Northrop Grumman Corp.	40,152	21,203,067
RTX Corp.	261,045	31,628,212
Total		104,241,014
Building Products 0.7%
Trane Technologies PLC	27,049	10,514,758
Commercial Services & Supplies 0.1%
Veralto Corp.	8,224	919,937
Electrical Equipment 1.4%
Eaton Corp. PLC	61,222	20,291,420
Ground Transportation 2.4%
Canadian National Railway Co.	60,755	7,117,448
Union Pacific Corp.	116,275	28,659,462
Total		35,776,910
Industrial Conglomerates 1.5%
Honeywell International, Inc.	112,285	23,210,432
Machinery 2.3%
Illinois Tool Works, Inc.	57,345	15,028,404
Otis Worldwide Corp.	50,742	5,274,123
PACCAR, Inc.	141,989	14,011,475
Total		34,314,002
Professional Services 1.0%
Equifax, Inc.	53,355	15,678,900
Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	5,572	5,788,249
Total Industrials		250,735,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 8.5%
Electronic Equipment, Instruments & Components 0.3%
CDW Corp.	16,560	3,747,528
IT Services 2.0%
Accenture PLC, Class A	84,963	30,032,721
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc.	132,650	30,532,051
KLA Corp.	28,654	22,189,944
NXP Semiconductors NV	69,091	16,582,531
Texas Instruments, Inc.	115,632	23,886,102
Total		93,190,628
Total Information Technology		126,970,877
Materials 2.7%
Chemicals 2.7%
Corteva, Inc.	139,259	8,187,037
DuPont de Nemours, Inc.	185,894	16,565,014
PPG Industries, Inc.	66,872	8,857,865
Sherwin-Williams Co. (The)	19,233	7,340,659
Total		40,950,575
Total Materials		40,950,575
Real Estate 2.0%
Industrial REITs 1.6%
Prologis, Inc.	186,629	23,567,510
Specialized REITs 0.4%
Public Storage	15,668	5,701,115
Total Real Estate		29,268,625
Utilities 8.5%
Electric Utilities 6.9%
American Electric Power Co., Inc.	66,354	6,807,920
Duke Energy Corp.	243,130	28,032,889
Exelon Corp.	263,758	10,695,387
PG&E Corp.	879,179	17,381,369
Southern Co. (The)	336,769	30,369,828
Xcel Energy, Inc.	161,366	10,537,200
Total		103,824,593
CTIVP® – MFS® Value Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – MFS® Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.6%
Dominion Energy, Inc.	411,155	23,760,648
Total Utilities		127,585,241
Total Common Stocks (Cost $1,070,107,460)		1,493,699,996

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	6,270,659	6,270,032
Total Money Market Funds (Cost $6,269,409)		6,270,032
Total Investments in Securities (Cost: $1,076,376,869)		1,499,970,028
Other Assets & Liabilities, Net		(522,390)
Net Assets		1,499,447,638
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	7,056,961	136,470,372	(137,257,611)	310	6,270,032	(675)	397,374	6,270,659
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – MFS® Value Fund  | 2024

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